Exhibit 99.1

World Omni Auto Receivables Trust 2018-B

Monthly Servicer Certificate

February 29, 2020

Dates Covered
Collections Period	02/01/20 - 02/29/20
Interest Accrual Period	02/18/20 - 03/15/20
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/16/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/20	380,839,589.33	22,480
Yield Supplement Overcollateralization Amount 01/31/20	21,811,000.38	0
Receivables Balance 01/31/20	402,650,589.71	22,480
Principal Payments	14,904,460.67	638
Defaulted Receivables	740,659.41	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/29/20	20,609,813.66	0
Pool Balance at 02/29/20	366,395,655.97	21,807

Pool Statistics	$ Amount	# of Accounts
Pool Factor	43.92%
Prepayment ABS Speed	1.21%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	4,032,175.70	199
Past Due 61-90 days	1,408,206.81	65
Past Due 91-120 days	285,083.84	15
Past Due 121+ days	0.00	0
Total	5,725,466.35	279

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.48%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.44%
Delinquency Trigger Occurred	NO

Recoveries	397,470.83
Aggregate Net Losses/(Gains) - February 2020	343,188.58
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.02%
Prior Net Losses Ratio	1.07%
Second Prior Net Losses Ratio	0.65%
Third Prior Net Losses Ratio	1.06%
Four Month Average	0.95%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.84%

Overcollateralization Target Amount	9,709,484.88
Actual Overcollateralization	9,709,484.88
Weighted Average APR	2.95%
Weighted Average APR, Yield Adjusted	6.07%
Weighted Average Remaining Term	44.01

Flow of Funds	$ Amount

Collections	16,252,678.40
Investment Earnings on Cash Accounts	6,599.48
Servicing Fee	(335,542.16)
Transfer to Collection Account	0.00
Available Funds	15,923,735.72

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	837,196.22
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	4,351,684.24
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	9,709,484.88
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	960,596.71

Total Distributions of Available Funds	15,923,735.72

Servicing Fee	335,542.16
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 02/18/20	370,747,340.21
Principal Paid	14,061,169.12
Note Balance @ 03/16/20	356,686,171.09

Class A-1
Note Balance @ 02/18/20	0.00
Principal Paid	0.00
Note Balance @ 03/16/20	0.00
Note Factor @ 03/16/20	0.0000000%

Class A-2
Note Balance @ 02/18/20	1,707,340.21
Principal Paid	1,707,340.21
Note Balance @ 03/16/20	0.00
Note Factor @ 03/16/20	0.0000000%

Class A-3
Note Balance @ 02/18/20	272,800,000.00
Principal Paid	12,353,828.91
Note Balance @ 03/16/20	260,446,171.09
Note Factor @ 03/16/20	95.4714703%

Class A-4
Note Balance @ 02/18/20	71,720,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	71,720,000.00
Note Factor @ 03/16/20	100.0000000%

Class B
Note Balance @ 02/18/20	24,520,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	24,520,000.00
Note Factor @ 03/16/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	901,969.89
Total Principal Paid	14,061,169.12
Total Paid	14,963,139.01

Class A-1
Coupon	2.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.57000%
Interest Paid	3,656.55
Principal Paid	1,707,340.21
Total Paid to A-2 Holders	1,710,996.76

Class A-3
Coupon	2.87000%
Interest Paid	652,446.67
Principal Paid	12,353,828.91
Total Paid to A-3 Holders	13,006,275.58

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.1234740
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.5142857
Total Distribution Amount	18.6377597

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0134038
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	6.2585785
Total A-2 Distribution Amount	6.2719823

A-3 Interest Distribution Amount	2.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	45.2852966
Total A-3 Distribution Amount	47.6769633

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	309.48
Noteholders' Principal Distributable Amount	690.52

Account Balances	$ Amount

Reserve Account
Balance as of 02/18/20	2,042,854.72
Investment Earnings	2,481.46
Investment Earnings Paid	(2,481.46)
Deposit/(Withdrawal)	-
Balance as of 03/16/20	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72